Lease payments for low-value assets and short-term leases (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Lease payments for low-value assets and short-term leases [Abstract]
Low-value assets		₩ 6,181	₩ 5,045
Short-term lease	[1]	836	907
Total		₩ 7,017	₩ 5,952

[1]	The payments for leases with terms less than 1 month are included.